Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee has granted long-term incentives only at its regularly scheduled Board meetings. The grant date is the date the applicable resolution is approved or a future date as otherwise specified in the resolution. Moreover, the Committee does not approve the grant of stock options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s common stock, such as a significant positive or negative earnings announcement and may not be timed with the public release of such information based on stock option grant dates. It is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of the Company’s common stock on the date of grant.

Award Timing Method	The Committee has granted long-term incentives only at its regularly scheduled Board meetings. The grant date is the date the applicable resolution is approved or a future date as otherwise specified in the resolution.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false